Business Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Business Segment Information
Segment Information
We are principally engaged in the worldwide design, manufacture, distribution and service of industrial flow management equipment. We provide long lead-time, highly engineered pumps, shorter lead-time engineered pumps, standardized, general purpose pumps, mechanical seals, industrial valves and related automation products and solutions primarily for oil and gas, chemical, power generation, water management and other general industries requiring flow management products and services.
Our business segments, defined below, share a focus on industrial flow control technology and have a high number of common customers. These segments also have complementary product offerings and technologies that are often combined in applications that provide us a net competitive advantage. Our segments also benefit from our global footprint and our economies of scale in reducing administrative and overhead costs to serve customers more cost effectively.
We conduct our operations through these three business segments based on type of product and how we manage the business:

•	Engineered Product Division ("EPD") for long lead-time, custom and other highly-engineered pumps and pump systems, mechanical seals, auxiliary systems and replacement parts and related services;

•	Industrial Product Division ("IPD") for engineered and pre-configured industrial pumps and pump systems and related products and services; and

•	Flow Control Division ("FCD") for engineered and industrial valves, control valves, actuators and controls and related services.
For decision-making purposes, our CEO and other members of senior executive management use financial information generated and reported at the reportable segment level. Our corporate headquarters does not constitute a separate division or business segment. We evaluate segment performance and allocate resources based on each reportable segment’s operating income. Amounts classified as "Eliminations and All Other" include corporate headquarters costs and other minor entities that do not constitute separate segments. Intersegment sales and transfers are recorded at cost plus a profit margin, with the sales and related margin on such sales eliminated in consolidation.
The following is a summary of the financial information of the reportable segments reconciled to the amounts reported in the condensed consolidated financial statements:

				Subtotal–	Eliminations
Three Months Ended June 30, 2012				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$570,494	$212,354	$399,377	$1,182,225	$—	$1,182,225
Intersegment sales	16,163	19,326	2,162	37,651	(37,651)	—
Segment operating income	95,054	23,830	60,353	179,237	(14,441)	164,796

				Subtotal–	Eliminations
Three Months Ended June 30, 2011				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$539,213	$202,483	$384,056	$1,125,752	$—	$1,125,752
Intersegment sales	18,080	22,033	3,029	43,142	(43,142)	—
Segment operating income	86,686	9,617	59,935	156,238	(16,132)	140,106

				Subtotal–	Eliminations
Six Months Ended June 30, 2012				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$1,090,336	$405,735	$761,134	$2,257,205	$—	$2,257,205
Intersegment sales	31,129	39,131	4,296	74,556	(74,556)	—
Segment operating income	187,231	41,181	116,046	344,458	(37,139)	307,319

				Subtotal–	Eliminations
Six Months Ended June 30, 2011				Reportable	and All	Consolidated
	EPD	IPD	FCD	Segments	Other	Total
Sales to external customers	$1,038,973	$363,395	$720,591	$2,122,959	$—	$2,122,959
Intersegment sales	42,091	37,446	4,091	83,628	(83,628)	—
Segment operating income	178,442	22,693	107,469	308,604	(38,245)	270,359

EPD's operating income for the six months ended June 30, 2012, included a $10.4 million gain from the sale of a manufacturing facility in Rio de Janeiro, Brazil, in preparation for opening a new manufacturing facility there later in 2012.

BUSINESS SEGMENT INFORMATION
We are principally engaged in the worldwide design, manufacture, distribution and service of industrial flow management equipment. We provide long lead-time, custom and other highly engineered pumps; standardized, general purpose pumps; mechanical seals; industrial valves; and related automation products and solutions primarily for oil and gas, chemical, power generation, water management and other general industries requiring flow management products and services.
Our business segments, defined below, share a focus on industrial flow control technology and have a high number of common customers. These segments also have complementary product offerings and technologies that are often combined in applications which provide us a net competitive advantage. Our segments also benefit from our global footprint and our economies of scale in reducing administrative and overhead costs to serve customers more cost effectively.
We conduct our operations through these three business segments based on type of product and how we manage the business:

•	FSG EPD for long lead-time, custom and other highly-engineered pumps and pump systems, mechanical seals, auxiliary systems and replacement parts and related services;

•	FSG IPD for engineered and pre-configured industrial pumps and pump systems and related products and services; and

•	FCD for engineered and industrial valves, control valves, actuators and controls and related services.
During 2011, the President of FSG reported directly to the Chief Executive Officer ("CEO") and the FSG Vice President - Finance reported directly to our Chief Accounting Officer ("CAO"). The structure of FSG consists of two reportable operating segments: EPD and IPD. During 2011, FCD had a President, who reported directly to our CEO, and a Vice President - Finance, who reported directly to our CAO. For decision-making purposes, our CEO and other members of senior executive management use financial information generated and reported at the reportable segment level. Our corporate headquarters does not constitute a separate division or business segment. On January 11, 2012, a new unified operational leadership structure was announced resulting in the creation of a Chief Operating Officer position, in lieu of the above segment President structure. The creation of this position did not impact how we have defined the above three business segments or our assessment of our CEO as the chief operating decision maker.
We evaluate segment performance and allocate resources based on each reportable segment’s operating income. Amounts classified as "Eliminations and All Other" include corporate headquarters costs and other minor entities that do not constitute separate segments. Intersegment sales and transfers are recorded at cost plus a profit margin, with the sales and related margin on such sales eliminated in consolidation.
The following is a summary of the financial information of our reportable segments as of and for the years ended December 31, 2011, 2010 and 2009 reconciled to the amounts reported in the consolidated financial statements.

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2011:
Sales to external customers	$2,239,405	$802,864	$1,467,932	$4,510,201	$—	$4,510,201
Intersegment sales	81,978	75,337	5,414	162,729	(162,729)	—
Segment operating income	395,184	62,906	233,329	691,419	(72,742)	618,677
Depreciation and amortization	41,199	13,864	40,912	95,975	8,846	104,821
Identifiable assets	2,055,600	740,179	1,406,531	4,202,310	420,304	4,622,614
Capital expenditures	44,714	12,834	43,797	101,345	6,622	107,967

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2010:
Sales to external customers	$2,087,040	$754,826	$1,190,170	$4,032,036	$—	$4,032,036
Intersegment sales	65,636	45,358	7,349	118,343	(118,343)	—
Segment operating income	412,622	68,480	180,409	661,511	(80,159)	581,352
Depreciation and amortization	39,629	18,089	34,906	92,624	8,670	101,294
Identifiable assets	1,791,886	664,573	1,342,915	3,799,374	660,536	4,459,910
Capital expenditures	54,478	12,130	31,312	97,920	4,082	102,002

	Flow Solutions Group			Subtotal—Reportable Segments	Eliminations and All Other(1)	Consolidated Total
	EPD	IPD	FCD
	(Amounts in thousands)
Year Ended December 31, 2009:
Sales to external customers	$2,249,265	$919,355	$1,196,642	$4,365,262	$—	$4,365,262
Intersegment sales	67,023	51,616	6,576	125,215	(125,215)	—
Segment operating income	434,840	107,886	204,118	746,844	(117,327)	629,517
Depreciation and amortization	42,168	15,903	29,140	87,211	8,234	95,445
Identifiable assets	1,729,817	700,992	1,011,608	3,442,417	806,477	4,248,894
Capital expenditures	44,037	22,351	32,358	98,746	9,702	108,448
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(1)	The changes in identifiable assets for "Eliminations and All Other" in 2011, 2010 and 2009 are primarily a result of changes in cash balances.
Geographic Information — We attribute sales to different geographic areas based on the facilities’ locations. Long-lived assets are classified based on the geographic area in which the assets are located and exclude deferred tax assets categorized as noncurrent. Sales and long-lived assets by geographic area are as follows:

	Year Ended December 31, 2011
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,507,209	33.4%	$1,095,616	55.4%
EMA(1)	1,954,212	43.3%	671,305	34.0%
Asia(2)	517,375	11.5%	100,344	5.1%
Other(3)	531,405	11.8%	109,152	5.5%
Consolidated total	$4,510,201	100.0%	$1,976,417	100.0%

	Year Ended December 31, 2010
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,331,818	33.0%	$1,031,184	53.9%
EMA(1)	1,844,291	45.7%	687,495	36.0%
Asia(2)	423,461	10.5%	96,040	5.0%
Other(3)	432,466	10.8%	97,104	5.1%
Consolidated total	$4,032,036	100.0%	$1,911,823	100.0%

	Year Ended December 31, 2009
	Sales	Percentage	Long-Lived Assets	Percentage
	(Amounts in thousands, except percentages)
United States	$1,416,739	32.5%	$1,034,055	60.2%
EMA(1)	2,142,371	49.1%	510,391	29.7%
Asia(2)	405,456	9.3%	88,770	5.2%
Other(3)	400,696	9.1%	85,032	4.9%
Consolidated total	$4,365,262	100.0%	$1,718,248	100.0%
___________________________________

(1)
"EMA" includes Europe, the Middle East and Africa. Germany accounted for approximately 9% of 2011, 9% of 2010 and 12% of 2009 consolidated sales, and Italy accounted for approximately 10% of consolidated long-lived assets in 2011 and 2010. No other individual country within this group represents 10% or more of consolidated totals for any period presented.

(2)	"Asia" includes Asia and Australia. No individual country within this group represents 10% or more of consolidated totals for any period presented.

(3)	"Other" includes Canada and Latin America. No individual country within this group represents 10% or more of consolidated totals for any period presented.
Net sales to international customers, including export sales from the U.S., represented 73% of total sales in each of 2011, 2010 and 2009.
Major Customer Information — We have a large number of customers across a large number of manufacturing and service facilities and do not believe that we have sales to any individual customer that represent 10% or more of consolidated sales for any of the years presented.